STOCK OPTIONS (Details 1) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2015	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 5.79	$ 1.70	$ 0.45
Risk-free interest rate			1.89%
Volatility		45.40%	45.40%
Dividend yield		0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		10 years	6 years 3 months
Risk-free interest rate		1.51%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		6 years	6 years
Risk-free interest rate		1.21%